Nuveen Symphony High Yield Income Fund
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 100.3%
	CORPORATE BONDS – 75.6%
	Aerospace & Defense – 0.9%
$1,800	Bombardier Inc, 144A	8.750%	12/01/21	B	$1,462,500
1,770	BWX Technologies Inc, 144A	4.125%	6/30/28	BB	1,765,575
900	Signature Aviation US Holdings Inc, 144A	4.000%	3/01/28	BB	813,375
4,470	Total Aerospace & Defense				4,041,450
	Air Freight & Logistics – 0.2%
950	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	941,688
	Airlines – 0.2%
840	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A	6.500%	6/20/27	Baa3	842,100
	Auto Components – 2.0%
1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	BB	1,872,000
450	Clarios Global LP, 144A	6.750%	5/15/25	B1	468,000
2,650	Clarios Global LP / Clarios US Finance Co, 144A	6.250%	5/15/26	B1	2,732,812
2,700	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB-	2,892,375
1,400	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc, 144A	7.875%	10/01/22	Caa2	1,208,900
9,000	Total Auto Components				9,174,087
	Automobiles – 0.2%
840	Winnebago Industries Inc, 144A, (WI/DD)	6.250%	7/15/28	BB	840,000
	Building Products – 1.3%
1,000	Builders FirstSource Inc, 144A	6.750%	6/01/27	BB+	1,023,750
1,400	Builders FirstSource Inc, 144A	5.000%	3/01/30	B+	1,316,000
2,700	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	2,492,019
880	Standard Industries Inc/NJ, 144A	4.375%	7/15/30	BBB-	870,927
5,980	Total Building Products				5,702,696
	Capital Markets – 0.3%
450	AG Issuer LLC, 144A	6.250%	3/01/28	B2	418,500
1,000	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	987,500
1,450	Total Capital Markets				1,406,000
	Chemicals – 1.3%
700	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A	4.750%	6/15/27	BB-	703,640
      0

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals (continued)
$1,320	Illuminate Buyer LLC / Illuminate Holdings IV Inc, 144A	9.000%	7/01/28	B-	$1,376,100
2,680	PQ Corp, 144A	5.750%	12/15/25	B	2,700,100
1,000	Valvoline Inc, 144A	4.250%	2/15/30	BB-	985,000
5,700	Total Chemicals				5,764,840
	Commercial Services & Supplies – 0.6%
750	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB-	787,500
900	Compass Group Diversified Holdings LLC, 144A	8.000%	5/01/26	B1	915,237
540	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	561,600
590	Tervita Corp, 144A	7.625%	12/01/21	B3	463,150
2,780	Total Commercial Services & Supplies				2,727,487
	Communications Equipment – 2.9%
3,600	CommScope Inc, 144A	6.000%	3/01/26	Ba3	3,690,000
5,450	Intelsat Jackson Holdings SA, (3)	5.500%	8/01/23	N/R	3,104,865
4,000	Intelsat Jackson Holdings SA, 144A, (3)	9.750%	7/15/25	N/R	2,457,200
850	ViaSat Inc, 144A	5.625%	9/15/25	BB-	813,875
1,800	ViaSat Inc, 144A	5.625%	4/15/27	BB+	1,842,750
880	ViaSat Inc, 144A	6.500%	7/15/28	BB-	880,185
16,580	Total Communications Equipment				12,788,875
	Construction & Engineering – 0.2%
700	Picasso Finance Sub Inc, 144A	6.125%	6/15/25	B	713,125
	Consumer Finance – 1.3%
930	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	743,721
1,700	DAE Funding LLC, 144A	4.500%	8/01/22	Baa3	1,619,250
850	Provident Funding Associates LP / PFG Finance Corp, 144A	6.375%	6/15/25	B2	794,750
1,350	Springleaf Finance Corp	8.875%	6/01/25	BB-	1,443,406
1,100	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	1,185,250
5,930	Total Consumer Finance				5,786,377
	Containers & Packaging – 0.7%
450	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	4.125%	8/15/26	BB+	445,252
900	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B	883,458
900	Cascades Inc/Cascades USA Inc, 144A	5.125%	1/15/26	BB-	913,500
900	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B+	907,875
3,150	Total Containers & Packaging				3,150,085

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Distributors – 0.2%
$900	American Builders & Contractors Supply Co Inc, 144A	4.000%	1/15/28	BB+	$874,593
	Diversified Consumer Services – 1.1%
4,950	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	4,739,625
	Diversified Financial Services – 1.0%
2,300	Air Methods Corp, 144A	8.000%	5/15/25	CCC	1,621,500
900	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	942,750
2,000	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	1,972,160
5,200	Total Diversified Financial Services				4,536,410
	Diversified Telecommunication Services – 1.5%
900	Altice France SA/France, 144A	5.500%	1/15/28	B	909,000
2,100	Meredith Corp, 144A	6.500%	7/01/25	BB-	2,079,000
1,900	Qualitytech LP / QTS Finance Corp, 144A	4.750%	11/15/25	BB	1,938,969
700	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	683,445
880	Virgin Media Secured Finance PLC, 144A	4.500%	8/15/30	BB+	880,550
6,480	Total Diversified Telecommunication Services				6,490,964
	Electric Utilities – 3.1%
1,800	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (3)	6.850%	6/01/34	N/R	9,000
1,850	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	2,062,876
3,700	Pacific Gas and Electric Co, (3)	6.050%	3/01/34	N/R	4,412,250
1,000	Pacific Gas and Electric Co, (3)	4.750%	2/15/44	Baa3	1,177,500
1,850	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	2,110,823
840	PG&E Corp, (3)	5.000%	7/01/28	BB	836,850
840	PG&E Corp, (3)	5.250%	7/01/30	BB	844,200
2,250	Talen Energy Supply LLC, 144A	6.625%	1/15/28	B	2,202,188
450	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	450,000
14,580	Total Electric Utilities				14,105,687
	Electronic Equipment, Instruments & Components – 0.4%
1,800	MTS Systems Corp, 144A	5.750%	8/15/27	B+	1,651,500
	Energy Equipment & Services – 1.0%
900	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	823,770
1,590	FTS International Inc	6.250%	5/01/22	CCC-	508,800
1,300	Oceaneering International Inc	6.000%	2/01/28	B+	910,000
900	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	CCC+	405,000
752	Transocean Guardian Ltd, 144A	5.875%	1/15/24	B2	653,610
1,000	Transocean Inc, 144A	8.000%	2/01/27	CCC+	551,875

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services (continued)
$751	Transocean Pontus Ltd, 144A	6.125%	8/01/25	B2	$653,805
7,193	Total Energy Equipment & Services				4,506,860
	Equity Real Estate Investment Trust – 2.5%
2,978	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC+	2,762,482
1,800	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	1,809,000
900	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	7.500%	6/01/25	BB-	920,250
3,635	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	3,683,237
920	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	877,450
900	Wolverine World Wide Inc, 144A	6.375%	5/15/25	Ba2	942,750
11,133	Total Equity Real Estate Investment Trust				10,995,169
	Food & Staples Retailing – 1.9%
1,465	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	1,479,650
1,800	Kraft Heinz Foods Co	6.500%	2/09/40	Baa3	2,164,919
1,620	New Albertsons LP	8.000%	5/01/31	B-	1,814,400
1,800	US Foods Inc, 144A	5.875%	6/15/24	BB-	1,710,000
1,500	US Foods Inc, 144A	6.250%	4/15/25	BB	1,526,250
8,185	Total Food & Staples Retailing				8,695,219
	Food Products – 1.5%
1,808	H-Food Holdings LLC / Hearthside Finance Co Inc, 144A	8.500%	6/01/26	CCC	1,684,749
2,250	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 144A	5.500%	1/15/30	BB	2,306,250
900	Kraft Heinz Foods Co, 144A	5.500%	6/01/50	Baa3	959,021
1,575	Post Holdings Inc, 144A	4.625%	4/15/30	B+	1,545,547
6,533	Total Food Products				6,495,567
	Gas Utilities – 0.7%
3,300	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	B	3,024,252
	Health Care Equipment & Supplies – 0.2%
920	Radiology Partners Inc, 144A	9.250%	2/01/28	CCC	867,100
	Health Care Providers & Services – 4.9%
1,350	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	1,050,232
900	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	938,250
1,800	DaVita Inc, 144A	4.625%	6/01/30	Ba3	1,790,100
900	Encompass Health Corp	4.750%	2/01/30	B+	859,500
1,800	LifePoint Health Inc, 144A	4.375%	2/15/27	B1	1,701,000
1,800	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	1,804,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$1,160	Polaris Intermediate Corp, 144A, (cash 8.500%, PIK 9.250%)	8.500%	12/01/22	B-	$1,020,800
4,050	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	4,131,000
3,000	Tenet Healthcare Corp	8.125%	4/01/22	B-	3,150,000
1,800	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	1,912,500
700	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB-	685,776
900	Vizient Inc, 144A	6.250%	5/15/27	B	942,750
2,000	West Street Merger Sub Inc, 144A	6.375%	9/01/25	CCC	1,935,000
22,160	Total Health Care Providers & Services				21,921,408
	Health Care Technology – 0.8%
3,400	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A	5.750%	3/01/25	B-	3,357,500
	Hotels, Restaurants & Leisure – 6.0%
900	1011778 BC ULC / New Red Finance Inc, 144A	5.750%	4/15/25	BB+	945,000
1,000	Boyd Gaming Corp, 144A	4.750%	12/01/27	B-	858,180
2,750	Caesars Resort Collection LLC / CRC Finco Inc, 144A	5.250%	10/15/25	CCC+	2,392,500
1,800	Carnival Corp, 144A	11.500%	4/01/23	Baa3	1,943,889
1,680	Colt Merger Sub Inc, 144A, (WI/DD)	5.750%	7/01/25	B+	1,688,400
2,700	ESH Hospitality Inc, 144A	4.625%	10/01/27	BB-	2,538,000
1,200	IRB Holding Corp, 144A	7.000%	6/15/25	B	1,234,500
900	IRB Holding Corp, 144A	6.750%	2/15/26	CCC+	859,500
1,350	Marriott Ownership Resorts Inc, 144A	4.750%	1/15/28	B1	1,225,638
900	NCL Corp Ltd, 144A	12.250%	5/15/24	BB	941,355
1,000	NCL Corp Ltd, 144A	3.625%	12/15/24	B+	612,500
450	Royal Caribbean Cruises Ltd, 144A	10.875%	6/01/23	BBB-	462,403
440	Royal Caribbean Cruises Ltd, 144A	9.125%	6/15/23	BB	436,482
450	Royal Caribbean Cruises Ltd, 144A	11.500%	6/01/25	BBB-	469,090
500	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	461,630
1,000	SeaWorld Parks & Entertainment Inc, 144A	8.750%	5/01/25	B-	1,010,000
1,980	Six Flags Entertainment Corp, 144A	4.875%	7/31/24	B-	1,769,645
450	Six Flags Theme Parks Inc, 144A	7.000%	7/01/25	Ba2	465,187
900	Speedway Motorsports LLC / Speedway Funding II Inc, 144A	4.875%	11/01/27	BB-	819,000
1,700	Station Casinos LLC, 144A	5.000%	10/01/25	B-	1,496,000
2,750	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp, 144A	5.875%	5/15/25	B-	2,681,250
1,745	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	Ba2	1,679,562
28,545	Total Hotels, Restaurants & Leisure				26,989,711

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables – 1.0%
$2,511	New Home Co Inc	7.250%	4/01/22	B-	$2,335,230
1,350	Tempur Sealy International Inc	5.625%	10/15/23	BB-	1,363,500
850	TRI Pointe Group Inc	5.700%	6/15/28	BB-	862,750
4,711	Total Household Durables				4,561,480
	Household Products – 0.9%
3,600	Spectrum Brands Inc, 144A	5.000%	10/01/29	BB	3,555,000
630	Spectrum Brands Inc, 144A	5.500%	7/15/30	BB	630,787
4,230	Total Household Products				4,185,787
	Industrial Conglomerates – 0.1%
1,400	Aptim Corp, 144A	7.750%	6/15/25	CCC+	553,000
	Insurance – 1.0%
1,800	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	6.750%	10/15/27	CCC+	1,793,916
2,000	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	2,052,400
450	NFP Corp, 144A	7.000%	5/15/25	B	472,500
4,250	Total Insurance				4,318,816
	Interactive Media & Services – 0.4%
1,870	Rackspace Hosting Inc, 144A	8.625%	11/15/24	B-	1,903,660
	IT Services – 1.3%
1,320	Gartner Inc, 144A	4.500%	7/01/28	BB	1,335,444
2,700	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	2,747,250
1,800	Sabre GLBL Inc, 144A	9.250%	4/15/25	Ba3	1,896,750
5,820	Total IT Services				5,979,444
	Leisure Products – 0.4%
2,000	Hercules Achievement Inc / Varsity Brands Holding Co Inc, 144A, (3-Month LIBOR reference rate + 8.000% spread), (4)	9.000%	12/22/24	B2	1,945,000
	Life Sciences Tools & Services – 0.6%
1,350	Charles River Laboratories International Inc, 144A	4.250%	5/01/28	BB	1,349,312
450	Jaguar Holding Co II / PPD Development LP, 144A	4.625%	6/15/25	B	457,965
900	Jaguar Holding Co II / PPD Development LP, 144A	5.000%	6/15/28	B	921,375
2,700	Total Life Sciences Tools & Services				2,728,652
	Machinery – 1.3%
3,510	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	CCC	2,535,975
885	Hillenbrand Inc	5.750%	6/15/25	BB+	915,975
850	Meritor Inc, 144A	6.250%	6/01/25	BB-	858,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Machinery (continued)
$1,500	Navistar International Corp, 144A	9.500%	5/01/25	BB-	$1,606,875
6,745	Total Machinery				5,917,325
	Media – 11.0%
3,500	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	6/01/29	BB+	3,692,500
2,025	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	2,066,513
1,350	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	5/01/32	BB	1,366,875
3,410	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B+	3,273,600
3,600	CSC Holdings LLC, 144A	5.750%	1/15/30	B	3,760,164
1,050	CSC Holdings LLC, 144A	4.625%	12/01/30	B	1,019,928
500	DISH DBS Corp	5.875%	7/15/22	B2	508,400
2,400	DISH DBS Corp	5.000%	3/15/23	B2	2,394,240
900	DISH DBS Corp	7.750%	7/01/26	B2	954,099
1,350	Entercom Media Corp, 144A	6.500%	5/01/27	B-	1,211,625
1,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,746,000
850	iHeartCommunications Inc	6.375%	5/01/26	B+	841,235
1,104	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,011,925
2,250	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,154,375
3,325	iHeartCommunications Inc, 144A	4.750%	1/15/28	B+	3,067,312
1,550	Intelsat Luxembourg SA, (3)	8.125%	6/01/23	N/R	85,250
1,800	LCPR Senior Secured Financing DAC, 144A	6.750%	10/15/27	BB-	1,836,000
2,030	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 144A	7.875%	5/15/24	BB	1,349,950
2,700	Midcontinent Communications / Midcontinent Finance Corp, 144A	5.375%	8/15/27	B	2,741,526
1,900	Nexstar Broadcasting Inc, 144A	5.625%	7/15/27	B	1,900,114
1,200	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	1,080,000
2,000	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	2,115,540
1,800	TEGNA Inc, 144A	5.000%	9/15/29	BB-	1,695,960
1,000	Telesat Canada / Telesat LLC, 144A	4.875%	6/01/27	BB-	980,000
900	Telesat Canada / Telesat LLC, 144A	6.500%	10/15/27	B	886,500
1,000	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,060,000
885	Univision Communications Inc, 144A	6.625%	6/01/27	B	845,175
1,600	Videotron Ltd, 144A	5.125%	4/15/27	BB+	1,660,208
1,800	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	1,897,002
51,579	Total Media				49,202,016

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 1.3%
$1,000	First Quantum Minerals Ltd, 144A	7.250%	4/01/23	B3	$959,790
3,375	Hecla Mining Co	7.250%	2/15/28	B	3,425,625
1,800	Taseko Mines Ltd, 144A	8.750%	6/15/22	CCC+	1,503,000
6,175	Total Metals & Mining				5,888,415
	Multiline Retail – 0.3%
675	Kohl's Corp	9.500%	5/15/25	Baa2	769,564
790	Macy's Inc, 144A	8.375%	6/15/25	Ba1	786,050
1,465	Total Multiline Retail				1,555,614
	Oil, Gas & Consumable Fuels – 4.4%
1,350	Buckeye Partners LP, 144A	4.125%	3/01/25	BB	1,295,015
2,700	Cheniere Energy Partners LP	5.250%	10/01/25	BB	2,691,090
1,800	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,791,000
2,100	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	2,102,625
2,205	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	2,293,200
440	EQM Midstream Partners LP, 144A	6.000%	7/01/25	BB	444,400
440	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	450,705
1,800	Hess Midstream Operations LP, 144A	5.125%	6/15/28	BB+	1,732,356
950	Holly Energy Partners LP / Holly Energy Finance Corp, 144A	5.000%	2/01/28	BB	904,875
960	Murphy Oil Corp	6.875%	8/15/24	BB+	897,600
2,000	Murphy Oil Corp	5.875%	12/01/27	BB+	1,760,000
5,000	Peabody Energy Corp, 144A	6.000%	3/31/22	BB-	3,250,000
21,745	Total Oil, Gas & Consumable Fuels				19,612,866
	Paper & Forest Products – 0.2%
950	Louisiana-Pacific Corp	4.875%	9/15/24	BB+	957,325
	Personal Products – 0.5%
800	Herbalife Nutrition Ltd / HLF Financing Inc, 144A	7.875%	9/01/25	BB-	826,000
1,350	HLF Financing Sarl LLC / Herbalife International Inc, 144A	7.250%	8/15/26	BB-	1,356,750
2,150	Total Personal Products				2,182,750
	Pharmaceuticals – 2.4%
3,349	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	3,081,080
2,200	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	2,266,000
1,800	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	1,694,682
2,000	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	B+	2,076,260
717	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	758,371
988	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	Caa2	637,240

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Pharmaceuticals (continued)
$319	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	$327,358
11,373	Total Pharmaceuticals				10,840,991
	Professional Services – 0.5%
2,400	ASGN Inc, 144A	4.625%	5/15/28	BB-	2,343,888
	Real Estate Management & Development – 0.3%
900	Forestar Group Inc, 144A	5.000%	3/01/28	B+	882,000
375	Howard Hughes Corp, 144A	5.375%	3/15/25	BB-	348,975
1,275	Total Real Estate Management & Development				1,230,975
	Semiconductors & Semiconductor Equipment – 0.8%
840	ams AG, 144A, (WI/DD)	7.000%	7/31/25	N/R	831,600
1,820	Entegris Inc, 144A	4.625%	2/10/26	BB	1,847,300
900	Microchip Technology Inc, 144A	4.250%	9/01/25	BB+	907,415
3,560	Total Semiconductors & Semiconductor Equipment				3,586,315
	Software – 2.1%
1,350	Boxer Parent Co Inc, 144A	7.125%	10/02/25	B2	1,417,905
900	Boxer Parent Co Inc, 144A	9.125%	3/01/26	CCC+	931,500
1,800	Camelot Finance SA, 144A	4.500%	11/01/26	B	1,795,500
900	IQVIA Inc, 144A	5.000%	5/15/27	BB	920,646
1,600	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB+	1,624,000
900	Open Text Holdings Inc, 144A	4.125%	2/15/30	BB	884,250
1,750	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	1,782,182
9,200	Total Software				9,355,983
	Specialty Retail – 2.2%
880	Abercrombie & Fitch Management Co, 144A, (WI/DD)	8.750%	7/15/25	Ba2	866,800
885	L Brands Inc, 144A	6.875%	7/01/25	BB	913,763
885	L Brands Inc, 144A	9.375%	7/01/25	B+	886,106
1,800	Lithia Motors Inc, 144A	4.625%	12/15/27	BB	1,782,000
3,600	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	3,599,856
2,455	Staples Inc, 144A	7.500%	4/15/26	B1	1,929,016
10,505	Total Specialty Retail				9,977,541
	Thrifts & Mortgage Finance – 1.4%
3,500	Freedom Mortgage Corp, 144A	8.125%	11/15/24	B+	3,395,000
3,150	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	Ba2	2,992,500
6,650	Total Thrifts & Mortgage Finance				6,387,500
	Trading Companies & Distributors – 0.9%
1,350	Air Lease Corp	2.250%	1/15/23	BBB	1,329,719

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$1,800	Ashtead Capital Inc, 144A	4.000%	5/01/28	BBB-	$1,791,000
940	United Rentals North America Inc, (WI/DD)	5.250%	1/15/30	BB-	970,550
4,090	Total Trading Companies & Distributors				4,091,269
	Wireless Telecommunication Services – 1.4%
2,700	Connect Finco SARL / Connect US Finco LLC, 144A	6.750%	10/01/26	B+	2,551,500
3,480	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	3,599,016
6,180	Total Wireless Telecommunication Services				6,150,516
$356,672	Total Corporate Bonds (cost $349,921,343)				338,587,503

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 23.2% (5)
	Aerospace & Defense – 1.0%
$4,233	Sequa Corporation, Term Loan B	6.000%	3-Month LIBOR	5.000%	11/28/21	B-	$3,888,694
985	Sequa Corporation, Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	4/28/22	CCC-	718,992
5,218	Total Aerospace & Defense						4,607,686
	Commercial Services & Supplies – 0.3%
698	Education Management LLC, Term Loan A, (3)	0.000%	N/A	N/A	7/02/20	N/R	6,982
2,086	iQor US, Inc., Term Loan, First Lien, (3)	0.000%	N/A	N/A	4/01/21	Ca	1,229,699
2,784	Total Commercial Services & Supplies						1,236,681
	Communications Equipment – 1.7%
1,799	Avaya, Inc., Term Loan B	4.435%	1-Month LIBOR	4.250%	12/15/24	B	1,666,362
2,680	Fleet U.S. Bidco Inc., Term Loan B	4.322%	6-Month LIBOR	3.250%	10/07/26	B+	2,572,560
1,929	MultiPlan, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/07/23	B+	1,839,348
1,840	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	1,581,075
8,248	Total Communications Equipment						7,659,345
	Consumer Finance – 0.6%
2,702	Verscend Technologies, Tern Loan B	4.678%	1-Month LIBOR	4.500%	8/27/25	B+	2,620,469
	Containers & Packaging – 0.3%
1,140	Kloeckner Pentaplast of America Inc., Dollar Term Loan	5.250%	3-Month LIBOR	4.250%	6/30/22	B-	1,073,272
	Diversified Consumer Services – 0.3%
1,409	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	1,148,745
13	Education Management LLC, Elevated Term Loan A2, (3)	5.808%	3-Month LIBOR	5.500%	7/02/20	N/R	—

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Diversified Consumer Services (continued)
$476	Education Management LLC, Elevated Term Loan B, (3)	7.402%	6-Month LIBOR	5.500%	7/02/20	N/R	$5,952
1,898	Total Diversified Consumer Services						1,154,697
	Diversified Telecommunication Services – 1.1%
1,347	Consolidated Communications Holdings, Initial Term Loan	4.000%	1-Month LIBOR	3.000%	10/04/23	B+	1,282,474
956	Frontier Communications Corporation, Term Loan B, (3)	5.350%	3-Month LIBOR	3.750%	6/15/24	N/R	935,169
3	Frontier Communications Corporation, Term Loan B, (3)	6.000%	Prime	2.750%	6/15/24	N/R	3,125
2,807	Numericable Group S.A., Term Loan B13	4.185%	1-Month LIBOR	4.000%	8/14/26	B	2,710,498
5,113	Total Diversified Telecommunication Services						4,931,266
	Energy Equipment & Services – 0.1%
828	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.750%	3-Month LIBOR	7.000%	3/19/24	B3	480,031
	Food & Staples Retailing – 0.5%
2,382	Hearthside Group Holdings LLC, Term Loan B	3.866%	1-Month LIBOR	3.688%	5/23/25	B2	2,275,831
138	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	135,460
2,520	Total Food & Staples Retailing						2,411,291
	Food Products – 0.4%
1,969	Chobani, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	10/10/23	B1	1,903,259
	Health Care Equipment & Supplies – 0.1%
709	Vyaire Medical, Inc., Term Loan B	6.201%	3-Month LIBOR	4.750%	4/16/25	B3	593,840
	Health Care Providers & Services – 2.2%
2,468	Air Medical Group Holdings, Inc., Term Loan B	4.250%	6-Month LIBOR	3.250%	4/28/22	B1	2,382,591
1,587	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/22/24	B	1,316,765
2,746	Heartland Dental Care, Inc., Term Loan, First Lien	3.678%	1-Month LIBOR	3.500%	4/30/25	B3	2,465,550
3,940	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	3,831,772
10,741	Total Health Care Providers & Services						9,996,678
	Health Care Technology – 0.6%
1,668	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.822%	6-Month LIBOR	6.750%	5/05/23	B1	1,583,938

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Health Care Technology (continued)
$1,543	Onex Carestream Finance LP, New Extended Term Loan, Second Lien	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	$1,242,007
3,211	Total Health Care Technology						2,825,945
	Hotels, Restaurants & Leisure – 0.3%
130	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (3)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	125,257
522	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (3), (7)	0.000%	N/A	N/A	6/15/21	N/R	501,025
1,573	24 Hour Fitness Worldwide, Inc., Term Loan B, (3)	0.000%	N/A	3.500	5/30/25	D	420,522
449	ClubCorp Operations, Inc., Term Loan B	3.058%	3-Month LIBOR	2.750%	9/18/24	B-	382,994
2,674	Total Hotels, Restaurants & Leisure						1,429,798
	Household Durables – 0.8%
4,164	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/01/24	B3	3,753,975
	Household Products – 0.4%
1,800	KIK Custom Products Inc., Term Loan B2	5.000%	2-Month LIBOR	4.000%	5/15/23	B3	1,720,017
	Insurance – 0.4%
1,940	Acrisure LLC, Term Loan B	3.678%	1-Month LIBOR	3.500%	2/15/27	B	1,840,433
	Interactive Media & Services – 0.8%
3,604	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	3,450,109
	Internet Software & Services – 0.9%
3,890	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	3,734,202
2,825	SkillSoft Corporation, Term Loan, Second Lien, (3)	0.000%	N/A	N/A	4/28/22	CCC	116,531
6,715	Total Internet Software & Services						3,850,733
	IT Services – 0.5%
217	2020 Super Priority, Term Loan	11.000%	1-Month LIBOR	10.000%	7/31/20	N/R	203,889
2,906	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	2,097,239
3,123	Total IT Services						2,301,128
	Marine – 0.1%
992	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	476,002
	Media – 1.8%
2,679	Advantage Sales & Marketing, Inc., Term Loan, First Lien	3.558%	3-Month LIBOR	3.250%	7/23/21	B2	2,461,671

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Media (continued)
$498	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 5.000%, PIK 1.750% )	6.750%	3-Month LIBOR	4.000%	4/10/24	N/R	$359,617
498	Cox Media/Terrier Media, Term Loan, First Lien	4.428%	1-Month LIBOR	4.250%	12/17/26	B+	476,356
870	Cumulus Media, Inc., Term Loan B	4.058%	3-Month LIBOR	3.750%	3/31/26	B2	819,357
3,973	iHeartCommunications Inc., Term Loan B	3.178%	1-Month LIBOR	3.000%	5/01/26	B+	3,678,610
393	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	3-Month LIBOR	4.000%	5/02/22	B	335,070
8,911	Total Media						8,130,681
	Multi-Utilities – 0.4%
1,575	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (3), (7)	TBD	TBD	TBD	TBD	N/R	1,715,435
	Oil, Gas & Consumable Fuels – 0.2%
3,913	Fieldwood Energy LLC, Exit Term Loan, (3)	0.000%	N/A	N/A	4/11/22	Caa3	779,265
3,520	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (3)	0.000%	N/A	N/A	4/11/23	C	70,409
7,433	Total Oil, Gas & Consumable Fuels						849,674
	Personal Products – 0.5%
7,347	Revlon Consumer Products Corporation, Term Loan B, First Lien	3.863%	3-Month LIBOR	3.500%	9/07/23	Ca	2,044,965
	Professional Services – 1.3%
2,189	Ceridian HCM Holding, Inc., Term Loan B	2.609%	1-Week LIBOR	2.500%	4/30/25	B+	2,104,702
5,605	Skillsoft Corporation, Initial Term Loan, First Lien, (3)	0.000%	N/A	N/A	4/28/21	CCC+	3,521,685
7,794	Total Professional Services						5,626,387
	Road & Rail – 0.1%
733	Ceva Group PLC, Term Loan B	5.308%	3-Month LIBOR	5.000%	8/03/25	Caa1	594,568
	Semiconductors & Semiconductor Equipment – 0.2%
1,836	Lumileds, Term Loan B	4.572%	6-Month LIBOR	3.500%	6/30/24	CCC+	817,008
	Software – 4.4%
2,343	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B1	2,216,609
5,717	Ellucian, Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	9/30/22	B	5,595,445
5,006	Epicor Software Corporation, Term Loan B	3.430%	1-Month LIBOR	3.250%	6/01/22	B2	4,920,232
6,266	Greeneden U.S. Holdings II LLC, Term Loan B	3.428%	1-Month LIBOR	3.250%	12/01/23	B2	6,053,465
967	SkillSoft Corporation, DIP Term Loan, (3)	8.500%	1-Month LIBOR	7.500%	6/15/21	N/R	918,632
20,299	Total Software						19,704,383

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Specialty Retail – 0.7%
$3,263	Petsmart Inc., Term Loan B, First Lien	5.000%	3-Month LIBOR	4.000%	3/11/22	B	$3,228,399
	Trading Companies & Distributors – 0.2%
887	Hayward Industries, Inc., Initial Term Loan, First Lien	3.678%	1-Month LIBOR	3.500%	8/05/24	B	857,540
$132,171	Total Variable Rate Senior Loan Interests (cost $127,443,141)						103,885,695

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Diversified Consumer Services – 0.1%
131,431	Cengage Learning Holdings II Inc, (8), (9)	$265,622
	Electric Utilities – 0.3%
38,529	Energy Harbor Corp, (8), (9)	1,483,366
	Internet & Direct Marketing Retail – 0.0%
652	Catalina Marketing Corp, (8), (9)	326
	Media – 0.4%
208,386	Clear Channel Outdoor Holdings Inc, (9)	216,722
183,957	iHeartMedia Inc, (9)	1,536,041
9,292	Tribune Co, (10)	9
	Total Media	1,752,772
	Software – 0.1%
56,142	Avaya Holdings Corp, (9)	693,915
	Total Common Stocks (cost $12,012,904)	4,196,001

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.6%
	Biotechnology – 0.2%
$1,940	Acorda Therapeutics Inc, 144A	6.000%	12/01/24	N/R	$936,953
	Media – 0.4%
1,800	DISH Network Corp	3.375%	8/15/26	B1	1,653,507
$3,740	Total Convertible Bonds (cost $3,659,638)				2,590,460

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Communications Equipment – 0.0%
45,063	Avaya Holdings Corp, (8)	$32,671
	Total Warrants (cost $4,643,893)	32,671

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
14,531	Fieldwood Energy Inc, (8), (9)	$726
2,935	Fieldwood Energy Inc, (8), (9)	147
	Total Common Stock Rights (cost $414,740)	873
	Total Long-Term Investments (cost $498,095,659)	449,293,203
	Other Assets Less Liabilities – (0.3)%	(1,283,136)
	Net Assets – 100%	$448,010,067
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$338,587,503	$ —	$338,587,503
Variable Rate Senior Loan Interests	—	103,885,695	—	103,885,695
Common Stocks	2,446,678	1,749,314	9	4,196,001
Convertible Bonds	—	2,590,460	—	2,590,460
Warrants	—	32,671	—	32,671
Common Stock Rights	—	873	—	873
Total	$2,446,678	$446,846,516	$9	$449,293,203

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Symphony Floating Rate Income Fund
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 100.8%
	VARIABLE RATE SENIOR LOAN INTERESTS – 82.9% (2)
	Aerospace & Defense – 1.4%
$1,919	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	2.930%	1-Month LIBOR	2.750%	10/04/24	BB	$1,804,006
3,950	Sequa Corporation, Term Loan B	6.000%	3-Month LIBOR	5.000%	11/28/21	B-	3,629,193
944	Sequa Corporation, Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	4/28/22	CCC-	689,134
1,672	Standard Aero, Term Loan B1	3.808%	3-Month LIBOR	3.500%	4/06/26	B2	1,440,282
899	Standard Aero, Term Loan B2	3.808%	3-Month LIBOR	3.500%	4/06/26	B	774,345
1,389	Transdigm, Inc., Term Loan E	2.428%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,254,303
2,825	Transdigm, Inc., Term Loan F	2.428%	1-Month LIBOR	2.250%	12/09/25	Ba3	2,557,617
13,598	Total Aerospace & Defense						12,148,880
	Air Freight & Logistics – 0.4%
1,041	PAE Holding Corporation, Term Loan B	6.500%	2-Month LIBOR	5.500%	10/20/22	B+	1,019,910
2,166	XPO Logistics, Inc., Term Loan B	2.184%	1-Month LIBOR	2.000%	2/24/25	BBB-	2,120,573
3,207	Total Air Freight & Logistics						3,140,483
	Airlines – 1.3%
2,680	Allegiant Travel Company, Replacement Term Loan	3.434%	3-Month LIBOR	3.000%	2/05/24	Ba3	2,424,312
300	American Airlines, Inc., Term Loan B	2.184%	1-Month LIBOR	2.000%	4/28/23	BB+	241,184
3,788	American Airlines, Inc., Term Loan B	2.185%	1-Month LIBOR	2.000%	12/15/23	Ba3	3,071,401
250	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	246,016
540	Jet Blue Airways Corp, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/12/24	Ba2	530,010
1,837	United Air Lines, Inc., Term Loan B	1.928%	1-Month LIBOR	1.750%	4/01/24	BBB-	1,681,872
790	United Air Lines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	785,146
2,388	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,940,250
12,573	Total Airlines						10,920,191
	Auto Components – 0.5%
1,688	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	1,585,799
2,981	Johnson Controls Inc., Term Loan B	3.642%	1-Month LIBOR	3.500%	4/30/26	B1	2,850,802
4,669	Total Auto Components						4,436,601
	Automobiles – 0.4%
351	Caliber Collision, Term Loan B	3.308%	3-Month LIBOR	3.000%	2/05/26	B1	334,608
172	Caliber Collision, Term Loan B	4.072%	6-Month LIBOR	3.000%	2/05/26	B1	163,840

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$2,839	Navistar, Inc., Term Loan B	3.700%	1-Month LIBOR	3.500%	11/06/24	Ba2	$2,700,409
3,362	Total Automobiles						3,198,857
	Beverages – 0.3%
2,957	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	Ba1	2,920,470
	Biotechnology – 0.4%
3,764	Grifols, Inc., Term Loan B, First Lien	2.109%	1-Week LIBOR	2.000%	11/15/27	BB+	3,634,012
	Building Products – 0.4%
3,328	Quikrete Holdings, Inc., Term Loan B	2.652%	1-Month LIBOR	2.500%	1/29/27	BB-	3,212,595
	Capital Markets – 0.4%
1,196	Lions Gate Entertainment Corporation, Term Loan A	1.928%	1-Month LIBOR	1.750%	3/22/23	Ba2	1,145,365
1,074	RPI Finance Trust, Term Loan B1	1.928%	1-Month LIBOR	1.750%	2/11/27	BBB-	1,043,198
1,192	RPI Finance Trust, Term Loan B1	1.928%	1-Month LIBOR	1.750%	2/11/27	BBB-	1,164,743
3,462	Total Capital Markets						3,353,306
	Chemicals – 0.3%
1,496	Innophos Holdings, Inc., Term Loan B	3.928%	1-Month LIBOR	3.750%	2/05/27	B+	1,470,066
1,000	Lummus Technology, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	986,750
488	Momentive Performance Materials USA, Inc., Term Loan B	3.430%	1-Month LIBOR	3.250%	5/15/24	B+	458,285
2,984	Total Chemicals						2,915,101
	Commercial Services & Supplies – 2.4%
2,012	ADS Waste Holdings, Inc., Term Loan B	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	1,993,979
570	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.198%	3-Month LIBOR	4.250%	6/21/24	B-	523,479
241	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	2,413
6,819	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	6,516,490
1,354	Garda World Security Corp, Term Loan B, First Lien	4.930%	1-Month LIBOR	4.750%	10/30/26	B1	1,333,279
3,658	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/30/25	Ba3	3,566,470
924	Harland Clarke Holdings Corporation, Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	680,891
1,743	iQor US, Inc., Term Loan, First Lien, (5)	0.000%	6-Month LIBOR	N/A%	4/01/21	Ca	1,027,624
417	iQor US, Inc., Term Loan, Second Lien, (5)	0.000%	6-Month LIBOR	N/A%	4/01/22	C	101,042
446	KAR Auction Services, Inc., Term Loan B6	2.500%	1-Month LIBOR	2.250%	9/19/26	Ba3	424,061
345	Pitney Bowes Inc., Term Loan B	5.680%	1-Month LIBOR	5.500%	1/18/25	BBB-	291,496
2,385	Trans Union LLC, Term Loan B5	1.928%	1-Month LIBOR	1.750%	11/16/26	BB+	2,288,461

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,407	West Corporation, Incremental Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	$1,186,722
22,321	Total Commercial Services & Supplies						19,936,407
	Communications Equipment – 2.5%
9,171	Avaya, Inc., Term Loan B	4.435%	1-Month LIBOR	4.250%	12/15/24	B	8,496,929
4,431	CommScope, Inc., Term Loan B	3.428%	1-Month LIBOR	3.250%	4/06/26	Ba3	4,212,863
772	Mitel US Holdings, Inc., Term Loan, First Lien	4.678%	1-Month LIBOR	4.500%	11/30/25	B-	637,453
2,400	Plantronics, Term Loan B, (DD1)	2.678%	1-Month LIBOR	2.500%	7/02/25	Ba2	2,197,248
361	Plantronics, Term Loan B, (DD1)	2.861%	6-Month LIBOR	2.500%	7/02/25	Ba2	330,641
3,791	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	3,257,419
1,531	Univision Communications, Inc., Term Loan C5	2.928%	1-Month LIBOR	2.750%	3/15/24	B	1,422,120
22,457	Total Communications Equipment						20,554,673
	Construction & Engineering – 0.2%
663	Pike Corp, Initial Term Loan	4.250%	1-Month LIBOR	3.250%	7/24/26	B	646,220
952	Traverse Midstream Partners, Term Loan B	5.000%	1-Month LIBOR	4.000%	9/27/24	B	802,409
1,615	Total Construction & Engineering						1,448,629
	Consumer Discretionary – 0.1%
473	Lamar Media Corp., Term Loan B	1.674%	1-Month LIBOR	1.500%	2/05/27	Baa3	464,672
	Consumer Finance – 0.9%
672	American Express Global Business Travel, Delayed Draw, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB	621,817
803	American Express Global Business Travel, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	742,558
6,350	Verscend Technologies, Tern Loan B	4.678%	1-Month LIBOR	4.500%	8/27/25	B+	6,158,592
7,825	Total Consumer Finance						7,522,967
	Containers & Packaging – 0.9%
1,323	Berry Global, Inc., Term Loan W	2.177%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,293,663
1,668	Berry Global, Inc., Term Loan X	2.177%	1-Month LIBOR	2.000%	1/19/24	BBB-	1,627,414
3,912	Berry Global, Inc., Term Loan Y	2.177%	1-Month LIBOR	2.000%	7/01/26	BBB-	3,750,992
1,093	Kloeckner Pentaplast of America Inc., Dollar Term Loan, (DD1)	5.250%	3-Month LIBOR	4.250%	6/30/22	B-	1,029,071
7,996	Total Containers & Packaging						7,701,140
	Distributors – 0.0%
336	Insurance Auto Actions Inc., Term Loan	2.438%	1-Month LIBOR	2.250%	6/28/26	BB	324,502

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services – 0.6%
$6,441	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	$5,249,648
4	Education Management LLC, Elevated Term Loan A2, (5)	5.808%	3-Month LIBOR	5.500%	7/02/20	N/R	—
165	Education Management LLC, Elevated Term Loan B, (5)	7.402%	6-Month LIBOR	5.500%	7/02/20	N/R	2,055
6,610	Total Diversified Consumer Services						5,251,703
	Diversified Financial Services – 0.7%
992	Blackstone CQP, Term Loan	3.806%	3-Month LIBOR	3.500%	9/30/24	B+	953,617
3,418	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	N/R	1,444,133
1,247	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/11/26	B+	1,177,524
2,245	Lions Gate Entertainment Corp., Term Loan B	2.428%	1-Month LIBOR	2.250%	3/24/25	Ba2	2,132,430
7,902	Total Diversified Financial Services						5,707,704
	Diversified Telecommunication Services – 3.6%
11,079	CenturyLink, Inc, Term Loan B	2.428%	1-Month LIBOR	2.250%	3/15/27	BBB-	10,483,831
5,306	Frontier Communications Corporation, Term Loan B, (5)	5.350%	3-Month LIBOR	3.750%	6/15/24	N/R	5,189,547
18	Frontier Communications Corporation, Term Loan B, (5)	6.000%	Prime	2.750%	6/15/24	N/R	17,343
750	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	8.750%	Prime	5.500%	1/02/24	N/R	752,899
1,299	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	8.625%	N/A	N/A	1/02/24	N/R	1,302,471
1,761	Lumos Networks, Term Loan B	4.000%	1-Month LIBOR	3.000%	11/17/24	B	1,691,971
11,140	Numericable Group S.A., Term Loan B13	4.185%	1-Month LIBOR	4.000%	8/14/26	B	10,756,566
31,353	Total Diversified Telecommunication Services						30,194,628
	Electric Utilities – 0.3%
1,105	ExGen Renewables, Term Loan	4.000%	3-Month LIBOR	3.000%	11/28/24	B	1,074,403
1,250	Pacific Gas & Electric, Term Loan, First Lien, (5)	5.500%	3-Month LIBOR	4.500%	6/18/25	BB-	1,230,000
480	Vistra Operations Co., Term Loan B3	1.925%	1-Month LIBOR	1.750%	12/31/25	BBB-	464,404
2,835	Total Electric Utilities						2,768,807
	Electrical Equipment – 0.7%
4,139	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	3,788,769
1,796	Vertiv Co.,Term Loan B	3.183%	1-Month LIBOR	3.000%	3/02/27	B+	1,714,702
5,935	Total Electrical Equipment						5,503,471
	Electronic Equipment, Instruments & Components – 0.3%
602	MTS Systems, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/05/23	BB	581,256

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electronic Equipment, Instruments & Components (continued)
$1,921	TTM Technologies, Inc., Term Loan B	2.673%	1-Month LIBOR	2.500%	9/28/24	BB+	$1,862,754
2,523	Total Electronic Equipment, Instruments & Components						2,444,010
	Energy Equipment & Services – 0.1%
1,112	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.750%	3-Month LIBOR	7.000%	3/19/24	B3	645,134
	Entertainment – 0.1%
1,421	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	CCC+	1,044,972
	Equity Real Estate Investment Trust – 0.7%
5,978	Realogy Group LLC, Term Loan A	2.441%	1-Month LIBOR	2.250%	2/08/23	Ba3	5,596,655
	Food & Staples Retailing – 1.0%
1,706	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,701,720
1,766	C.H. Guenther, Term Loan, First Lien	2.928%	1-Month LIBOR	2.750%	3/31/25	B2	1,686,544
2,092	Hearthside Group Holdings LLC, Term Loan B	3.866%	1-Month LIBOR	3.688%	5/23/25	B2	1,999,119
122	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	118,991
3,079	US Foods, Inc., New Term Loan	1.928%	1-Month LIBOR	1.750%	6/27/23	BB+	2,906,443
8,765	Total Food & Staples Retailing						8,412,817
	Health Care Equipment & Supplies – 0.9%
2,966	Agiliti Health, Inc., Delay Draw Facility	3.188%	1-Month LIBOR	3.000%	1/04/26	B+	2,877,244
500	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	4.322%	3-Month LIBOR	3.250%	9/01/24	B	458,466
795	LifeScan, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	723,759
1,239	MedPlast, Term Loan, First Lien	3.928%	1-Month LIBOR	3.750%	7/02/25	B3	1,107,980
2,857	Vyaire Medical, Inc., Term Loan B	6.201%	3-Month LIBOR	4.750%	4/16/25	B3	2,392,931
8,357	Total Health Care Equipment & Supplies						7,560,380
	Health Care Providers & Services – 6.0%
2,425	Acadia Healthcare, Inc., Term Loan B3	2.678%	1-Month LIBOR	2.500%	2/11/22	Ba3	2,382,614
5,734	Air Medical Group Holdings, Inc., Term Loan B, (DD1)	4.250%	6-Month LIBOR	3.250%	4/28/22	B1	5,535,097
547	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/22/24	B	454,322
1,215	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	8/30/24	B2	1,179,525
3,831	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	3,706,140
1,236	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/18/26	BB+	1,227,488
476	Civitas Solutions, Term Loan B	4.430%	1-Month LIBOR	4.250%	3/09/26	B	461,059
22	Civitas Solutions, Term Loan C	4.430%	1-Month LIBOR	4.250%	3/09/26	B	20,993
2,052	DaVita, Inc., Term Loan B	1.928%	1-Month LIBOR	1.750%	8/12/26	BBB-	1,991,014

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$9,073	Envision Healthcare Corporation, Initial Term Loan, (DD1)	3.928%	1-Month LIBOR	3.750%	10/10/25	Caa1	$6,033,654
322	EyeCare Partners, LLC, Delayed Draw, Term Loan, (6)	3.750%	N/A	3.750%	2/18/27	B	292,274
1,375	EyeCare Partners, LLC, Term Loan, First Lien	4.058%	3-Month LIBOR	3.750%	2/18/27	B	1,249,470
1,878	HCA, Inc., Term Loan B12	1.928%	1-Month LIBOR	1.750%	3/13/25	BBB-	1,844,742
975	InnovaCare, Initial Term Loan	6.750%	6-Month LIBOR	5.750%	12/24/26	B+	931,125
1,383	Jordan Health, Initial Term Loan, First Lien	5.386%	3-Month LIBOR	5.000%	5/15/25	Caa1	1,090,861
8,380	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	8,149,681
4,298	Lifepoint Health, Inc., New Term Loan B	3.889%	1-Month LIBOR	3.750%	11/16/25	B+	4,042,603
1,366	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	1,352,330
252	Quorum Health Corp., Term Loan B, (5)	7.750%	2-Month LIBOR	6.750%	4/29/22	Caa3	226,937
3,880	Select Medical Corporation, Term Loan B	2.680%	1-Month LIBOR	2.500%	3/06/25	Ba2	3,707,397
1,905	Surgery Center Holdings Inc., Initial Term Loan, (DD1)	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	1,685,817
2,800	Team Health, Inc., Initial Term Loan, (DD1)	3.750%	1-Month LIBOR	2.750%	2/06/24	B-	2,163,212
592	Universal Health Services, Inc., Term Loan B	1.928%	1-Month LIBOR	1.750%	10/31/25	BBB-	585,335
56,017	Total Health Care Providers & Services						50,313,690
	Health Care Technology – 1.2%
5,388	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	5,193,976
1,544	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.822%	6-Month LIBOR	6.750%	5/05/23	B1	1,466,105
1,741	Onex Carestream Finance LP, New Extended Term Loan, Second Lien	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	1,401,624
2,038	Zelis, Term Loan B	4.928%	1-Month LIBOR	4.750%	9/30/26	B	2,005,180
10,711	Total Health Care Technology						10,066,885
	Hotels, Restaurants & Leisure – 8.8%
114	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	109,835
458	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (5), (6)	0.000%	N/A	N/A	6/15/21	N/R	439,342
1,380	24 Hour Fitness Worldwide, Inc., Term Loan B, (5)	0.000%	N/A	N/A	5/30/25	D	368,748
3,431	Alterra Mountain Company, Term Loan B, First Lien	2.928%	1-Month LIBOR	2.750%	7/31/24	B1	3,247,353
1,397	Alterra Mountain Company, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	5/13/26	B1	1,375,553

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,485	Boyd Gaming Corporation, Refinancing Term Loan B	2.359%	1-Week LIBOR	2.250%	9/15/23	BB-	$2,348,259
8,345	Burger King Corporation, Term Loan B4	1.928%	1-Month LIBOR	1.750%	11/19/26	BB+	7,928,335
7,978	Caesars Entertainment Operating Company, Inc., Term Loan B	2.178%	1-Month LIBOR	2.000%	10/06/24	BB	7,952,219
1,875	Caesars Resort Collection, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,768,069
8,884	Caesars Resort Collection, Term Loan, First Lien	2.928%	1-Month LIBOR	2.750%	12/23/24	B+	7,932,819
790	Carnival Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	764,325
249	Churchill Downs Incorporated, Term Loan B	2.180%	1-Month LIBOR	2.000%	12/27/24	BBB-	241,691
8,024	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	BB-	7,321,033
3,636	ClubCorp Operations, Inc., Term Loan B	3.058%	3-Month LIBOR	2.750%	9/18/24	B-	3,102,554
2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	8.072%	6-Month LIBOR	7.000%	9/06/24	Caa3	1,541,947
2,444	Equinox Holdings, Inc., Term Loan B1	4.072%	6-Month LIBOR	3.000%	3/08/24	Caa1	1,906,269
2,352	Four Seasons Holdings, Inc., Term Loan B	2.178%	1-Month LIBOR	2.000%	11/30/23	BB	2,235,055
1,830	Golden Nugget LLC, Initial Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	1,468,468
350	Golden Nugget LLC, Term Loan, First Lien	13.000%	3-Month LIBOR	12.000%	10/04/23	N/R	385,000
350	Golden Nugget LLC, Term Loan, First Lien	12.870%	3-Month LIBOR	12.000%	10/04/23	N/R	336,000
675	Hilton Hotels, Term Loan B2	1.935%	1-Month LIBOR	1.750%	6/22/26	BBB-	639,683
4,651	Life Time Fitness, Inc., Term Loan B, (DD1)	3.750%	3-Month LIBOR	2.750%	6/15/22	B	4,159,405
12	Scientific Games Corp., Initial Term Loan B5	3.058%	3-Month LIBOR	2.750%	8/14/24	B+	11,533
995	Scientific Games Corp., Initial Term Loan B5	2.928%	1-Month LIBOR	2.750%	8/14/24	B+	884,096
4,065	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	3,613,967
2,066	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	4/01/24	B-	1,844,212
5,687	Stars Group Holdings, Term Loan B	3.808%	3-Month LIBOR	3.500%	7/10/25	Ba1	5,667,004
1,564	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,433,383
2,951	Wyndham International, Inc., Term Loan B	1.928%	1-Month LIBOR	1.750%	5/30/25	BB+	2,795,208
81,288	Total Hotels, Restaurants & Leisure						73,821,365
	Household Durables – 0.2%
1,241	Apex Tool Group LLC, Third Amendment Term Loan, (DD1)	6.500%	1-Month LIBOR	5.250%	8/01/24	B3	1,118,398
93	Serta Simmons Holdings LLC, First Out Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	92,509

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$613	Serta Simmons Holdings LLC, Second Out Term Loan	9.020%	3-Month LIBOR	8.000%	8/10/23	N/R	$531,156
1,947	Total Household Durables						1,742,063
	Household Products – 1.9%
392	Energizer Holdings, Term Loan B	2.438%	1-Month LIBOR	2.250%	12/17/25	BB+	374,240
9,320	KIK Custom Products Inc., Term Loan B2, (DD1)	5.000%	2-Month LIBOR	4.000%	5/15/23	B3	8,905,866
7,276	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.928%	1-Month LIBOR	2.750%	2/05/23	B+	6,970,042
16,988	Total Household Products						16,250,148
	Independent Power & Renewable Electricity Producers – 0.4%
673	Calpine Corporation, Term Loan B10	2.178%	1-Month LIBOR	2.000%	8/12/26	BB	648,792
2,830	Calpine Corporation, Term Loan B5	2.430%	1-Month LIBOR	2.250%	1/15/24	BB	2,738,992
3,503	Total Independent Power & Renewable Electricity Producers						3,387,784
	Industrial Conglomerates – 0.1%
656	Emerald Expositions Holding, Inc., Term Loan B	2.928%	1-Month LIBOR	2.750%	5/22/24	BB	591,266
	Insurance – 2.0%
2,926	Acrisure LLC, Term Loan B	3.678%	1-Month LIBOR	3.500%	2/15/27	B	2,775,240
2,132	Alliant Holdings I LLC, Term Loan B	2.928%	1-Month LIBOR	2.750%	5/09/25	B	2,029,973
3,241	Asurion LLC, Term Loan B6	3.178%	1-Month LIBOR	3.000%	11/03/23	Ba3	3,144,742
4,176	Hub International Holdings, Inc., Term Loan B	4.020%	3-Month LIBOR	3.000%	4/25/25	B	3,984,290
992	USI Holdings Corporation, Incremental Term Loan B	4.308%	3-Month LIBOR	4.000%	12/02/26	B	966,028
4,421	USI Holdings Corporation, NewTerm Loan	3.275%	3-Month LIBOR	3.000%	5/16/24	B	4,209,056
17,888	Total Insurance						17,109,329
	Interactive Media & Services – 0.5%
4,416	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	4,227,642
	Internet Software & Services – 0.4%
1,779	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	1,708,071
1,341	Dynatrace LLC, Term Loan, First Lien	2.428%	1-Month LIBOR	2.250%	8/23/25	B1	1,311,383
3,497	SkillSoft Corporation, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/28/22	CCC	144,267
6,617	Total Internet Software & Services						3,163,721
	IT Services – 1.7%
181	2020 Super Priority, Term Loan	11.000%	1-Month LIBOR	10.000%	7/31/20	N/R	170,384

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$1,248	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/29/23	CCC+	$1,008,623
1,333	KBR, Inc., New Term Loan B	2.928%	1-Month LIBOR	2.750%	2/05/27	Ba1	1,309,768
1,729	Neustar, Inc., Term Loan B4, First Lien	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	1,599,983
1,521	Neustar, Inc., Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/08/25	Caa1	1,185,208
1,285	Sabre, Inc., Term Loan B	2.178%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,186,852
1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.873%	6-Month LIBOR	9.000%	3/11/24	CCC-	525,000
2,549	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	1,839,906
2,517	Tempo Acquisition LLC, Term Loan B	2.928%	1-Month LIBOR	2.750%	5/01/24	B1	2,398,658
1,624	West Corporation, Term Loan B, (DD1)	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	1,396,447
1,583	WEX, Inc., Term Loan B3	2.428%	1-Month LIBOR	2.250%	5/15/26	Ba2	1,523,809
16,570	Total IT Services						14,144,638
	Leisure Products – 0.2%
1,500	Bombardier Recreational Products Inc., Term Loan B2	6.000%	3-Month LIBOR	5.000%	5/24/27	BB-	1,516,245
	Life Sciences Tools & Services – 0.6%
4,906	Parexel International Corp., Term Loan B	2.928%	1-Month LIBOR	2.750%	9/27/24	B2	4,665,161
	Machinery – 1.7%
1,342	Columbus McKinnon Corporation, Term Loan B	3.500%	3-Month LIBOR	2.500%	1/31/24	Ba2	1,301,717
2,859	Gardner Denver, Inc., Extended Term Loan B, (DD1)	1.928%	1-Month LIBOR	1.750%	3/01/27	BB+	2,732,227
460	Gardner Denver, Inc., New Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	447,899
1,646	Gardner Denver, Inc., Spinco Term Loan	1.928%	1-Month LIBOR	1.750%	3/01/27	BB+	1,572,848
2,668	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B+	2,577,499
1,164	NN, Inc., Term Loan	6.500%	1-Month LIBOR	5.750%	10/19/22	B-	1,055,516
1,000	Sundyne, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	3/17/27	B-	918,335
1,943	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (5)	0.000%	N/A	N/A	11/27/20	Caa3	1,445,144
1,325	TNT Crane and Rigging, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	11/26/21	C	238,500
2,000	Vertical US Newco Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,960,000
16,407	Total Machinery						14,249,685
	Marine – 0.2%
2,707	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	1,299,427

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media – 12.5%
$273	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien	4.208%	3-Month LIBOR	3.250%	7/23/21	B2	$250,765
1,895	Advantage Sales & Marketing, Inc., Term Loan, First Lien	3.558%	3-Month LIBOR	3.250%	7/23/21	B2	1,741,061
800	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 5.000%, PIK 1.750%)	6.750%	3-Month LIBOR	4.000%	4/10/24	N/R	578,008
2,316	Cable One, Inc., Term Loan B	1.930%	1-Month LIBOR	1.750%	5/01/24	Ba3	2,281,054
294	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	B2	177,314
437	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	Caa2	97,486
586	CBS Radio, Inc., Term Loan B2	2.684%	1-Month LIBOR	2.500%	11/18/24	BB-	550,243
8,503	Cequel Communications LLC, Term Loan B	2.435%	1-Month LIBOR	2.250%	1/15/26	BB	8,081,821
3,898	Charter Communications Operating Holdings LLC, Term Loan B2	1.930%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,762,206
957	Cineworld Group PLC, Term Loan B, (DD1)	3.322%	6-Month LIBOR	2.250%	2/28/25	B3	726,887
11,228	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.260%	3-Month LIBOR	3.500%	8/21/26	B+	10,240,079
36	Cox Media/Terrier Media, Term Loan, First Lien	4.428%	1-Month LIBOR	4.250%	12/17/26	B+	34,839
1,744	CSC Holdings LLC, Refinancing Term Loan	2.435%	1-Month LIBOR	2.250%	7/17/25	BB	1,656,336
2,858	CSC Holdings, LLC, Term Loan B5	2.685%	1-Month LIBOR	2.500%	4/15/27	BB	2,722,330
427	Cumulus Media, Inc., Term Loan B	4.058%	3-Month LIBOR	3.750%	3/31/26	B2	401,624
995	Gray Television, Inc., Term Loan B2	2.423%	1-Month LIBOR	2.250%	2/07/24	BB	966,456
1,007	Gray Television, Inc., Term Loan C	2.673%	1-Month LIBOR	2.500%	1/02/26	BB	978,270
1,706	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	1,614,539
14,030	iHeartCommunications Inc., Term Loan B	3.178%	1-Month LIBOR	3.000%	5/01/26	B+	12,989,043
1,827	IMG Worldwide, Inc., Term Loan B	2.930%	1-Month LIBOR	2.750%	5/18/25	B3	1,504,854
2,288	Intelsat Jackson Holdings, S.A., DIP Term Loan, (DD1), (5)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	2,328,439
2,287	Intelsat Jackson Holdings, S.A., DIP Term Loan, (DD1), (5), (6)	3.600%	N/A	3.600%	8/11/20	N/R	2,328,439
12,942	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	8.000%	Prime	4.750%	11/27/23	N/R	12,931,670
2,169	LCPR Loan Financing LLC, Term Loan B	5.191%	1-Month LIBOR	5.000%	10/15/26	B+	2,158,321
5,783	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	3-Month LIBOR	4.000%	5/02/22	B	4,927,172
1,016	Mediacom Broadband LLC, Term Loan N	1.860%	1-Week LIBOR	1.750%	2/15/24	BBB-	991,809
230	Meredith Corporation, Incremental Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	220,225

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,106	Meredith Corporation, Term Loan B2	3.260%	3-Month LIBOR	2.500%	1/31/25	BB-	$1,024,502
2,361	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.678%	1-Month LIBOR	2.500%	7/03/25	BB	2,283,796
4,750	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/03/26	B-	4,583,750
2,355	NAI Entertainment Holdings, Term Loan B	3.500%	1-Month LIBOR	2.500%	5/08/25	B+	2,073,920
2,306	Nexstar Broadcasting, Inc., Term Loan B	2.923%	1-Month LIBOR	2.750%	9/18/26	BB	2,202,269
1,619	Nexstar Broadcasting, Inc., Term Loan B3, (DD1)	2.423%	1-Month LIBOR	2.250%	1/17/24	BB	1,544,211
6,339	Nexstar Broadcasting, Inc., Term Loan B3, (DD1)	2.434%	1-Month LIBOR	2.250%	1/17/24	BB	6,045,975
5,393	Sinclair Television Group, Term Loan B2	2.430%	1-Month LIBOR	2.250%	1/03/24	BB+	5,158,940
2,402	Ziggo B.V., Term Loan	2.685%	1-Month LIBOR	2.500%	4/30/28	B+	2,274,967
111,163	Total Media						104,433,620
	Multiline Retail – 0.4%
1,005	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	Caa1	367,688
3,303	EG America LLC, Term Loan, First Lien	5.072%	3-Month LIBOR	4.000%	2/07/25	B	3,110,181
4,308	Total Multiline Retail						3,477,869
	Multi-Utilities – 0.5%
26	Pacific Gas & Electric, Revolving Term Loan, (DD1), (5), (6)	0.500%	N/A	0.500%	4/27/22	N/R	28,015
3,874	Pacific Gas & Electric, Revolving Term Loan, (DD1), (5)	5.530%	Prime	2.280%	4/27/22	N/R	4,219,729
3,900	Total Multi-Utilities						4,247,744
	Oil, Gas & Consumable Fuels – 1.7%
444	BCP Renaissance Parent, Term Loan B	4.500%	3-Month LIBOR	3.500%	10/31/24	B+	374,143
3,092	Buckeye Partners, Term Loan, First Lien	2.923%	1-Month LIBOR	2.750%	11/01/26	BBB-	2,972,425
869	California Resources Corporation, Term Loan, (5)	0.000%	6-Month LIBOR	N/A%	12/31/21	B	51,417
8,809	California Resources Corporation, Term Loan B, (5)	0.000%	N/A	N/A	12/31/22	B	3,242,840
932	Citgo Petroleum Corp, Incremental Term Loan B	7.250%	Prime	4.000%	3/28/24	B+	897,095
475	Delek US Holdings, Inc., Incremental Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	455,980
1,547	Delek US Holdings, Inc., Initial Loan	2.428%	1-Month LIBOR	2.250%	3/31/25	BB+	1,444,262
13,542	Fieldwood Energy LLC, Exit Term Loan, (DD1), (5)	0.000%	N/A	N/A	4/11/22	Caa3	2,697,223
5,342	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/11/23	C	106,846
2,333	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,526,187

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,132	Peabody Energy Corporation, Term Loan B	2.928%	1-Month LIBOR	2.750%	3/31/25	BB-	$635,424
38,517	Total Oil, Gas & Consumable Fuels						14,403,842
	Personal Products – 0.4%
2,013	Coty, Inc., Term Loan A	1.925%	1-Month LIBOR	1.750%	4/05/23	B+	1,827,286
262	Coty, Inc., Term Loan B	2.425%	1-Month LIBOR	2.250%	4/07/25	B+	237,168
3,980	Revlon Consumer Products Corporation, Term Loan B, First Lien	3.863%	3-Month LIBOR	3.500%	9/07/23	Ca	1,107,676
6,255	Total Personal Products						3,172,130
	Pharmaceuticals – 2.6%
1,330	Akorn, Term Loan, First Lien, (cash 14.000%, PIK 0.75%), (5)	14.750%	1-Month LIBOR	13.750%	4/16/21	D	1,273,053
3,176	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.678%	1-Month LIBOR	3.500%	9/26/24	B-	2,998,443
1,000	Alphabet Holding Company, Inc., Initial Term Loan, Second Lien	7.928%	1-Month LIBOR	7.750%	9/26/25	CCC	903,330
6,441	Concordia Healthcare Corp, Exit Term Loan	6.568%	6-Month LIBOR	5.500%	9/06/24	B-	6,003,316
1,210	Elanco Animal Health, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	1,157,063
995	Endo Health Solutions, Inc., Term Loan B	5.000%	1-Month LIBOR	4.250%	4/29/24	B+	944,039
2,900	Mallinckrodt International Finance S.A., Term Loan B, First Lien	3.500%	6-Month LIBOR	2.750%	9/24/24	B-	2,189,679
1,198	Mallinckrodt International Finance S.A., Term Loan, First Lien	3.750%	3-Month LIBOR	3.000%	2/24/25	B-	884,271
361	Prestige Brands, Inc., Term Loan B4	2.178%	1-Month LIBOR	2.000%	1/26/24	BB	355,812
931	Valeant Pharmaceuticals International, Inc., Term Loan B	2.940%	1-Month LIBOR	2.750%	11/27/25	BB	902,477
4,473	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.190%	1-Month LIBOR	3.000%	6/02/25	BB	4,360,344
24,015	Total Pharmaceuticals						21,971,827
	Professional Services – 1.5%
4,765	Ceridian HCM Holding, Inc., Term Loan B	2.609%	1-Week LIBOR	2.500%	4/30/25	B+	4,582,153
746	Creative Artists Agency, LLC, Term Loan B	3.928%	1-Month LIBOR	3.750%	11/27/26	B	708,658
1,197	Dun & Bradstreet Corp.,Term Loan, First Lien	4.143%	1-Month LIBOR	4.000%	2/08/26	BB-	1,169,319
2,113	Nielsen Finance LLC, Term Loan B4	2.180%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,046,716
709	On Assignment, Inc., Term Loan B3	1.928%	1-Month LIBOR	1.750%	4/02/25	BBB-	690,020
4,908	Skillsoft Corporation, Initial Term Loan, First Lien, (5)	0.000%	N/A	N/A	4/28/21	CCC+	3,083,567
14,438	Total Professional Services						12,280,433

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development – 0.7%
$2,960	Forest City Enterprises, L.P., New Term Loan B	3.678%	1-Month LIBOR	3.500%	12/08/25	B+	$2,782,376
3,147	GGP, Initial Term Loan A2	2.678%	1-Month LIBOR	2.500%	8/28/23	BB+	2,845,260
6,107	Total Real Estate Management & Development						5,627,636
	Road & Rail – 1.2%
2,404	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,246,060
2,641	Fly Funding II S.α r.l., Replacement Term Loan	2.200%	3-Month LIBOR	1.750%	8/11/25	BBB-	2,236,974
2,244	Genesee & Wyoming Inc., Term Loan, First Lien	2.308%	3-Month LIBOR	2.000%	12/30/26	BB	2,167,034
1,000	Hertz Corporation, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	890,835
2,000	Hertz Corporation, Term Loan B1, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,785,540
640	Savage Enterprises LLC, Term Loan B	3.190%	1-Month LIBOR	3.000%	8/01/25	BB	619,673
10,929	Total Road & Rail						9,946,116
	Semiconductors & Semiconductor Equipment – 1.4%
2,161	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/17/25	BB+	2,112,545
4,038	Lumileds, Term Loan B, (DD1)	4.572%	6-Month LIBOR	3.500%	6/30/24	CCC+	1,796,819
1,413	MACOM Technology Solutions Holdings Inc., Initial Term Loan	3.000%	1-Month LIBOR	2.250%	5/17/24	B-	1,323,837
3,018	Microchip Technology, Inc., Term Loan B	2.180%	1-Month LIBOR	2.000%	5/29/25	Baa3	2,938,038
3,490	ON Semiconductor Corporation, New Replacement Term Loan B4	2.178%	1-Month LIBOR	2.000%	9/19/26	Baa3	3,362,561
14,120	Total Semiconductors & Semiconductor Equipment						11,533,800
	Software – 7.8%
1,746	Applied Systems, Inc., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	9/19/24	B2	1,702,457
2,383	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B1	2,240,015
1,000	Cornerstone OnDemand, Inc., Term Loan B, First Lien	5.348%	2-Month LIBOR	4.250%	4/22/27	B	985,630
1,241	Ellucian, Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	9/30/22	B	1,214,989
3,312	Epicor Software Corporation, Term Loan B	3.430%	1-Month LIBOR	3.250%	6/01/22	B2	3,255,393
2,476	Greeneden U.S. Holdings II LLC, Term Loan B	3.428%	1-Month LIBOR	3.250%	12/01/23	B2	2,391,927
444	Greenway Health, Term Loan, First Lien	4.820%	6-Month LIBOR	3.750%	2/16/24	B	355,108
5,890	Informatica LLC, Term Loan, First Lien	3.428%	1-Month LIBOR	3.250%	2/25/27	B1	5,657,734
1,750	Informatica LLC, Term Loan, Second Lien	7.125%	N/A	N/A	2/25/25	CCC+	1,757,656
1,800	KIK Custom Products Inc., Term Loan B2	4.950%	2-Month LIBOR	4.000%	5/15/23	B3	1,807,317
1,762	McAfee Holdings International, Inc., Term Loan, Second Lien	9.500%	1-Month LIBOR	8.500%	9/29/25	B-	1,764,263
3,940	McAfee LLC, Term Loan B	3.934%	1-Month LIBOR	3.750%	9/30/24	B	3,848,845

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,544	Micro Focus International PLC, New Term Loan	2.678%	1-Month LIBOR	2.500%	6/21/24	BB-	$1,449,033
10,424	Micro Focus International PLC, Term Loan B	2.678%	1-Month LIBOR	2.500%	6/21/24	BB-	9,785,227
636	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB-	623,384
2,221	Misys, New Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	B2	1,952,357
2,383	Perforce Software Inc., Term Loan, First Lien	3.928%	1-Month LIBOR	3.750%	7/01/26	B2	2,305,577
2,785	Press Ganey Holdings, Inc., Term Loan, First Lien	4.260%	3-Month LIBOR	3.500%	7/24/26	B	2,701,904
2,338	Quintiles Transnational Corporation, Dollar Term Loan B3	2.058%	3-Month LIBOR	1.750%	6/11/25	BBB-	2,276,364
2,415	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/15/23	B1	2,354,221
284	SkillSoft Corporation, DIP Term Loan, (5)	8.500%	1-Month LIBOR	7.500%	6/15/21	N/R	269,951
2,839	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.928%	1-Month LIBOR	1.750%	4/16/25	BB+	2,728,928
1,995	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.928%	1-Month LIBOR	1.750%	4/16/25	BB+	1,917,262
6,185	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	1.928%	1-Month LIBOR	1.750%	4/16/25	BB+	5,924,237
2,094	Thomson Reuters IP & S, Term Loan B	3.147%	1-Month LIBOR	3.000%	10/30/26	B	2,033,002
65	TIBCO Software, Inc., Term Loan, First Lien	3.930%	1-Month LIBOR	3.750%	6/30/26	B+	61,215
1,018	Ultimate Software, Incremental Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,007,267
291	Ultimate Software, Incremental Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	296,646
1,000	Xperi Holding Corp, Term Loan B	4.173%	1-Month LIBOR	4.000%	6/01/25	BB-	950,000
68,261	Total Software						65,617,909
	Specialty Retail – 0.8%
483	Academy, Ltd., Term Loan B	5.000%	1-Month LIBOR	4.000%	7/01/22	CCC+	391,414
1,376	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	1,129,623
5,212	Petsmart Inc., Term Loan B, First Lien, (DD1)	5.000%	3-Month LIBOR	4.000%	3/11/22	B	5,157,283
7,071	Total Specialty Retail						6,678,320
	Technology Hardware, Storage & Peripherals – 2.2%
900	BMC Software, Inc., Term Loan B	4.428%	1-Month LIBOR	4.250%	10/02/25	B2	854,700
3,329	Brightspring Health, Term Loan B	3.435%	1-Month LIBOR	3.250%	3/05/26	B1	3,215,944
8,014	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	BBB-	7,823,538
3,793	Diebold, Inc., Term Loan A1	9.438%	1-Month LIBOR	9.250%	8/31/22	B-	3,796,238

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$1,887	NCR Corporation, Term Loan B	2.680%	1-Month LIBOR	2.500%	8/28/26	BB+	$1,829,901
1,040	Tech Data Corporation, Asset Based Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,032,200
18,963	Total Technology Hardware, Storage & Peripherals						18,552,521
	Trading Companies & Distributors – 0.8%
3,268	Hayward Industries, Inc., Initial Term Loan, First Lien	3.678%	1-Month LIBOR	3.500%	8/05/24	B	3,157,357
2,135	Univar, Inc., Term Loan B	2.404%	1-Month LIBOR	2.250%	7/01/24	BB+	2,063,679
1,863	Utility One Source, Extended Term Loan B	4.440%	1-Month LIBOR	4.250%	4/18/25	B+	1,835,108
7,266	Total Trading Companies & Distributors						7,056,144
	Transportation Infrastructure – 0.2%
1,776	Atlantic Aviation FBO Inc., Term Loan	3.930%	1-Month LIBOR	3.750%	12/06/25	BB-	1,678,306
	Wireless Telecommunication Services – 0.5%
997	Altice Financing S.A., Term Loan	2.930%	1-Month LIBOR	2.750%	1/31/26	B+	945,077
2,000	T-Mobile USA, Term Loan, First Lien	3.178%	1-Month LIBOR	3.000%	4/01/27	BBB-	1,999,090
1,790	Windstream Corporation, Term Loan, (DD1), (5)	6.250%	Prime	3.000%	4/24/21	D	1,079,370
4,787	Total Wireless Telecommunication Services						4,023,537
$783,715	Total Variable Rate Senior Loan Interests (cost $761,909,729)						694,214,570

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 16.6%
	Airlines – 0.1%
$1,060	American Airlines Group Inc, 144A	5.000%	6/01/22	Caa1	$614,800
	Auto Components – 0.3%
500	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	412,500
2,210	Adient US LLC, 144A, (DD1)	9.000%	4/15/25	Ba3	2,380,612
2,710	Total Auto Components				2,793,112
	Commercial Services & Supplies – 0.4%
2,950	ADT Security Corp	6.250%	10/15/21	BB-	3,038,500
	Diversified Consumer Services – 0.1%
650	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	622,375
	Diversified Financial Services – 0.1%
1,210	PetSmart Inc, 144A, (DD1)	7.125%	3/15/23	CCC+	1,193,157
	Diversified Telecommunication Services – 1.2%
3,900	CenturyLink Inc	5.800%	3/15/22	BB	4,007,250

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$4,000	CenturyLink Inc	6.750%	12/01/23	BB	$4,299,160
2,000	Frontier Communications Corp, 144A, (5)	8.000%	4/01/27	N/R	2,030,000
9,900	Total Diversified Telecommunication Services				10,336,410
	Electric Utilities – 4.6%
5,340	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (5)	6.850%	6/01/34	N/R	26,700
1,430	Pacific Gas and Electric Co, (5)	2.450%	8/15/22	N/R	1,558,700
1,075	Pacific Gas and Electric Co, (5)	3.850%	11/15/23	Baa3	1,193,250
3,830	Pacific Gas and Electric Co, (5)	3.300%	12/01/27	Baa3	4,140,958
4,973	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	5,385,202
9,947	Pacific Gas and Electric Co, (5)	6.050%	3/01/34	N/R	11,861,553
1,907	Pacific Gas and Electric Co, (5)	4.450%	4/15/42	Baa3	2,121,537
3,890	Pacific Gas and Electric Co, (5)	4.750%	2/15/44	Baa3	4,580,475
1,065	Pacific Gas and Electric Co, (5)	4.250%	3/15/46	Baa3	1,170,169
4,973	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	5,510,371
1,000	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB	1,016,750
39,430	Total Electric Utilities				38,565,665
	Energy Equipment & Services – 0.9%
7,500	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	7,607,025
	Equity Real Estate Investment Trust – 0.6%
4,565	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A, (DD1)	7.875%	2/15/25	B	4,625,578
	Health Care Providers & Services – 1.7%
2,000	Acadia Healthcare Co Inc	5.625%	2/15/23	B-	2,000,700
1,500	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	1,541,250
1,000	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	777,950
2,901	HCA Inc	5.375%	2/01/25	Ba2	3,107,696
500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	510,000
5,000	Tenet Healthcare Corp	8.125%	4/01/22	B-	5,250,000
1,000	Tenet Healthcare Corp	4.625%	7/15/24	BB-	979,930
13,901	Total Health Care Providers & Services				14,167,526
	Hotels, Restaurants & Leisure – 1.2%
1,500	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	1,492,500
1,000	Boyd Gaming Corp	6.375%	4/01/26	B-	950,000
630	Carnival Corp, 144A	11.500%	4/01/23	Baa3	680,361
1,500	Live National Entertainment, 144A	4.875%	11/01/24	B1	1,350,000
2,400	MGM Resorts International	7.750%	3/15/22	BB	2,441,280
2,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	1,846,520

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$1,500	WYNN LAS VEGAS LLC/CORP, 144A	5.500%	3/01/25	BB-	$1,372,500
10,530	Total Hotels, Restaurants & Leisure				10,133,161
	IT Services – 0.3%
2,500	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	2,600,000
	Media – 2.0%
1,500	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	1,537,500
1,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.000%	2/01/28	BB+	1,032,500
3,000	CSC Holdings LLC, 144A	5.500%	5/15/26	BB	3,079,110
3,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	3,121,500
2,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,940,000
1,358	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,244,316
715	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	N/R	39,325
2,430	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB-	2,423,196
1,000	Univision Communications Inc, 144A	5.125%	5/15/23	B	1,009,060
1,250	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,325,000
17,253	Total Media				16,751,507
	Oil, Gas & Consumable Fuels – 0.4%
1,500	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,492,500
2,100	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	2,086,917
250	Oasis Petroleum Inc, 144A	6.250%	5/01/26	CCC+	41,250
250	Whiting Petroleum Corp, (5)	6.625%	1/15/26	N/R	44,375
4,100	Total Oil, Gas & Consumable Fuels				3,665,042
	Pharmaceuticals – 1.9%
5,240	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	4,820,800
2,000	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	2,075,000
6,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	6,463,260
963	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	1,018,565
1,215	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	Caa2	783,675
481	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	493,602
15,899	Total Pharmaceuticals				15,654,902
	Technology Hardware, Storage & Peripherals – 0.3%
2,000	Western Digital Corp	4.750%	2/15/26	Baa3	2,070,000
	Trading Companies & Distributors – 0.4%
3,000	Air Lease Corp	4.625%	10/01/28	BBB	3,085,505

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services – 0.1%
$883	Level 3 Financing Inc	5.375%	8/15/22	BB	$883,424
$140,041	Total Corporate Bonds (cost $134,637,765)				138,407,689

Shares	Description (1)	Value
	COMMON STOCKS – 1.3%
	Diversified Consumer Services – 0.0%
17,726	Cengage Learning Holdings II Inc, (7), (8)	$35,824
	Electric Utilities – 0.6%
114,303	Energy Harbor Corp, (7), (8)	4,400,666
	Energy Equipment & Services – 0.0%
76,990	Transocean Ltd, (8)	140,892
5,884	Vantage Drilling International, (7), (8)	34,203
	Total Energy Equipment & Services	175,095
	Health Care Providers & Services – 0.0%
61,430	Millennium Health LLC, (8), (9)	68,065
57,666	Millennium Health LLC, (8), (9)	58,127
	Total Health Care Providers & Services	126,192
	Internet & Direct Marketing Retail – 0.0%
7,503	Catalina Marketing Corp, (7), (8)	3,752
	Marine – 0.0%
1,018	ACBL HLDG CORP, (7), (8)	26,468
	Media – 0.6%
1,305,573	Clear Channel Outdoor Holdings Inc, (8)	1,357,796
73,000	Cumulus Media Inc, (8)	288,350
417,526	iHeartMedia Inc, (8)	3,486,342
	Total Media	5,132,488
	Pharmaceuticals – 0.0%
12,622	Advanz Pharma Corp Ltd, (8)	38,497
	Software – 0.1%
65,656	Avaya Holdings Corp, (8)	811,508
	Total Common Stocks (cost $24,531,962)	10,750,490

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Communications Equipment – 0.0%
16,108	Avaya Holdings Corp, (7)	$11,678

Shares	Description (1)	Value
	Marine – 0.0%
1,071	ACBL HLDG CORP, (7)	$27,846
3,984	ACBL HLDG CORP, (7)	103,584
3,029	ACBL HLDG CORP, (7)	87,841
8,084	Total Marine	219,271
	Total Warrants (cost $1,591,776)	230,949

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0%
	Marine – 0.0%
3,789	ACBL HLDG CORP, (7)	0.000%	N/R	$98,514
4,313	ACBL HLDG CORP, (7)	0.000%	N/R	125,077
	Total Marine			223,591
	Total Convertible Preferred Securities (cost $230,061)			223,591

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
18,956	Fieldwood Energy Inc, (7), (8)	$948
3,829	Fieldwood Energy Inc, (7), (8)	191
	Total Common Stock Rights (cost $541,054)	1,139
	Total Long-Term Investments (cost $923,442,347)	843,828,428

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.1%
	INVESTMENT COMPANIES – 3.1%
26,570,234	BlackRock Liquidity Funds T-Fund Portfolio, (10)	0.000% (11)	$26,570,234
	Total Short-Term Investments (cost $26,570,234)		26,570,234
	Total Investments (cost $950,012,581) – 103.9%		870,398,662
	Other Assets Less Liabilities – (3.9)%		(33,059,946)
	Net Assets – 100%		$837,338,716

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$694,214,570	$ —	$694,214,570
Corporate Bonds	—	138,407,689	—	138,407,689
Common Stocks	6,123,385	4,500,913	126,192	10,750,490
Warrants	—	230,949	—	230,949
Convertible Preferred Securities	—	223,591	—	223,591
Common Stock Rights	—	1,139	—	1,139
Short-Term Investments:
Investment Companies	26,570,234	—	—	26,570,234
Total	$32,693,619	$837,578,851	$126,192	$870,398,662

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.